SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 17 -      SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for doubtful Accounts

Balance, as of December 31, 2013	$229	$123
Additions	286	107
Deductions	(264)	(105)

Balance, as of December 31, 2014	251	125
Additions	294	206
Deductions	(221)	-

Balance, as of December 31, 2015	324	331

Additions	216	112
Deductions	(202)	(141)

Balance, as of December 31, 2016	$338	$302